Prepaid Expenses and Other Current Assets, Net	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Current Assets, Net [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
5.	PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepayments and other current assets consisted of the following:

	As of December 31,
	2025	2024
Prepayments to suppliers	$274,628	$1,168,922
Deposits	137,583	72,716
Tax prepayment	65,561	72,886
Other receivables	5,504	4,928
Subtotal	483,276	1,319,452
Allowance for doubtful accounts	-	(73,196)
Total prepaid expenses and other current assets, net	$483,276	$1,246,256

The Group reversed $76,538 and recorded $74,833 and nil bad debt expenses for the years ended December 31, 2025, 2024 and 2023.

The movement of the allowance for doubtful accounts is as follows:

	For the years ended December 31,
	2025	2024	2023
Balance as of the beginning of the year	$(73,196)	$-	$-
Addition	-	(74,833)	-
Reversal	76,538	-	-
Exchange difference	(3,342)	1,637	-
Balance as of the end of the year	$-	$(73,196)	$-